Consolidated Statements of Loss and Comprehensive Loss $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares
Revenues:
Total revenues		$ 1,255	$ 9,748,000	$ 21,939,000	$ 19,277,000
Expenses:
Compensation and benefits		1,111	8,633,000	7,550,000	8,732,000
Commission expense		327	2,538,000	2,037,000	3,980,000
Advertising and marketing		78	608,000	2,254,000
Lease expense		161	1,250,000	1,261,000	1,398,000
Legal and professional fee		267	2,077,000	2,356,000	2,709,000
Provision for (reversal of) allowance for expected credit losses		(181)	(1,403,000)	10,944,000
Other general and administrative		422	3,277,000	2,816,000	3,495,000
Total expenses		2,185	16,980,000	29,218,000	20,314,000
Loss from operations		(930)	(7,232,000)	(7,279,000)	(1,037,000)
Other income:
Government subsidies		13	103,000		318,000
Others		63	493,000	207,000	107,000
Total other income		76	596,000	207,000	425,000
Loss before income taxes		(854)	(6,636,000)	(7,072,000)	(612,000)
Income tax expenses (benefits)		(144)	(1,113,000)	(1,058,000)	332,000
Net loss and total comprehensive loss		$ (710)	$ (5,523,000)	$ (6,014,000)	$ (944,000)
Net loss per share attributable to ordinary shareholders
Basic | (per share)	[1]	$ (0.06)	$ (0.46)	$ (0.50)	$ (0.08)
Diluted | (per share)	[1]	$ (0.06)	$ (0.46)	$ (0.50)	$ (0.08)
Weighted average number of ordinary shares used in computing net loss per share
Basic	[1]	12,000,000	12,000,000	12,000,000	12,000,000
Diluted	[1]	12,000,000	12,000,000	12,000,000	12,000,000
Securities Brokerage Commission [Member] | Nonrelated Party [Member]
Revenues:
Total revenues		$ 210	$ 1,635,000	$ 3,047,000	$ 1,750,000
Securities Brokerage Commission [Member] | Related Party [Member]
Revenues:
Total revenues		66	510,000	466,000
Securities Brokerage Handling Fee [Member]
Revenues:
Total revenues		45	349,000	261,000	162,000
Placing Services Fee [Member]
Revenues:
Total revenues				8,237,000	3,776,000
Asset Management Fee [Member] | Nonrelated Party [Member]
Revenues:
Total revenues		366	2,845,000	2,944,000	3,479,000
Asset Management Fee [Member] | Related Party [Member]
Revenues:
Total revenues		174	1,350,000	1,003,000	3,120,000
Interest Income Nonrelated Party [Member]
Revenues:
Total revenues		336	2,607,000	5,565,000	6,425,000
Interest Income Related Party [Member]
Revenues:
Total revenues		$ 58	$ 452,000	$ 416,000	$ 565,000

[1]	Giving retroactive effect to the issuance of ordinary share on July 15, 2022 which are detailed in Note 1.